Accumulated Other Comprehensive Income (Loss) Before and After Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	$ (333)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax	180
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Discontinued Operations, before Tax	10
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	(523)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	174
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	(2)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Discontinued Operations, Tax	(2)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax, Portion Attributable to Parent	178
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(159)	331	196
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	178
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Discontinued Operations, Net of Tax	8
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(345)	190	(88)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(104)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax	337
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	(441)
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period, Before Tax	59
Other Comprehensive Income (Loss), Reclassification Adjustment for Net Investment Hedges Included in Net Income, Discontinued Operation, before Tax	(250)
Other Comprehensive Income (Loss), Net Investment Hedges Attributable to Parent, before Tax	309
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	24
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax	92
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax, Portion Attributable to Parent	(68)
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period, Tax	22
Other Comprehensive Income (Loss), Reclassification Adjustment for Net Investment Hedges Included in Net Income, Discontinued Operation, Tax	81
Other Comprehensive Income (Loss), Net Investment Hedges Attributable to Parent, Tax	(103)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(80)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	429
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(509)	184	(237)
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period Net of Tax	37
Other Comprehensive Income (Loss), Reclassification Adjustment for Net Investment Hedges Included in Net Income, Discontinued Operation, Net of Tax	(169)
Other Comprehensive Income (Loss), Net Investment Hedges Attributable to Parent, Net of Tax	206	(168)	173
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	(7)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax	6
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	3
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	(3)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(1)	(4)	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(4)	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	3	(4)	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	26
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(2)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans Included in Net Income, Discontinued Operations, before Tax	(49)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	77
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax	(8)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net (Gain) Loss, Tax	0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans Included in Net Income, Discontinued Operations, Tax	11
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	(19)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	18	(36)	(27)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net (Gain) Loss, Net of Tax	(2)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans Included in Net Income, Discontinued Operations, Net of Tax	(38)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	58	22	(20)
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent	(572)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(15)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ (587)	$ 224	$ (172)